Auditor's Remuneration - Summary of Auditor's Remuneration (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Continuing and Discontinued Operations [Member]
Auditor's remuneration [abstract]
Auditors Remuneration		$ 20	$ 23
Auditor's remuneration for other services			1
Auditor's remuneration for tax services		1
Other than EY [Member]
Auditor's remuneration [abstract]
Auditors Remuneration	$ 3	$ 3	$ 3